SEC. File Nos. 33-66214
                811-7888


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A
           Registration Statement Under the Securities Act of 1933  [X]
                       Post-Effective Amendment No. 5
                                     and
        Registration Statement Under The Investment Company Act of 1940 [X]
                                Amendment No. 7

                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
               (Exact Name of Registrant as specified in charter)

                            333 South Hope Street
                        Los Angeles, California 90071
                   (Address of principal executive offices)

              Registrant's telephone number, including area code:
                               (213) 486-9200

                             JULIE F. WILLIAMS
                           333 South Hope Street
                       Los Angeles, California 90071
                   (name and address of agent for service)


The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933. On September 12, 1996, it filed its 24f-2 notice for fiscal 1996.
Approximate date of proposed public offering:

It is proposed that this filing become effective on December 1, 1996, pursuant to paragraph (b) of rule 485.

                     [LOGO OF THE AMERICAN FUNDS GROUP(R)]

--------------------------------------------------------------------------------


                                 Limited Term
                                  Tax-Exempt
                                   Bond Fund
                                   of America

                                   Prospectus



                                DECEMBER 1, 1996

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                      1
 ............................................
Financial Highlights
 ............................................  3
Investment Policies and Risks
 ............................................  4
Securities and Investment
  Techniques
 ............................................  5
Multiple Portfolio Counselor System
 ............................................  7

Investment Results
 ............................................  8
Dividends,.Distributions.and.Taxes
 ............................................  9
Fund Organization and Management
 ............................................ 10
Shareholder Services
 ............................................ 13

--------------------------------------------------------------------------------

The fund's investment objective is to provide investors with current income, exempt from federal income taxes, consistent with its stated maturity and quality standards and preservation of capital. The fund seeks to achieve this objective by investing in a portfolio of tax-exempt fixed-income securities with a dollar-weighted average effective maturity of between 3 and 10 years.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

More detailed information about the fund, including the fund's financial statements, is contained in the statement of additional information dated December 1, 1996, which has been filed with the Securities and Exchange Commission and is available to you without charge, by writing to the Secretary of the fund at the above address or calling American Funds Service Company.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INTEND TO INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

43-010-1296

================================================================================

EXPENSES
The effect of the expenses described below is reflected in the fund's share price or return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Annual fund operating expenses are paid out of the fund's assets and are factored into its share price.

SHAREHOLDER TRANSACTION EXPENSES

------------------------------------------
Maximum sales charge on purchases
(as a percentage of offering price)  4.75%
 ..........................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. The fund has no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets after fee waiver)

------------------------------------------
Management fees                0.30%/1/
 ..........................................
12b-1 expenses                 0.30%/2/
 ..........................................
Other expenses                 0.14%
 ..........................................
Total fund operating expenses  0.74%

/1/ The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average net assets of the fund. Capital Research and Management Company has been voluntarily waiving fees to the extent necessary to ensure that the fund's expenses do not exceed 0.74% of the average daily net assets. Without such a waiver, fees (as a percentage of average net assets) would have been 0.85%. Under certain circumstances, as described in the statement of additional information, the fund may be required to repay amounts waived.

/2/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


            LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996     1

================================================================================

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year                                                                    $ 55
 ..........................................................................
Three years                                                                 $ 70
 ..........................................................................
Five years                                                                  $ 87
 ..........................................................................
Ten years                                                                   $135

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY.


2      LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

================================================================================

FINANCIAL HIGHLIGHTS

The following information has been derived from the fund's financial statements which have been audited by Price Waterhouse llp, independent accountants. This table should be read together with the financial statements which are included in the statement of additional information and the annual report. In addition, more detailed information regarding the fund's investment strategies and results is contained in the fund's annual report which may be obtained without charge by writing to the Secretary of the fund at the address indicated on the cover of this prospectus.

SELECTED PER-SHARE DATA

                              Years ended July 31
                          -----------------------------
                          1996       1995      1994 /1/
                          -----------------------------
Net Asset Value,
 Beginning of Period     $14.29     $14.10      $14.29
-------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment income       .69        .69         .49
 .......................................................
Net realized and
 unrealized gain (loss)
 on investments             .07        .19        (.19)
 .......................................................
Total income from
 investment operations      .76        .88         .30
-------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income         (.69)      (.69)       (.49)
 .......................................................
Net Asset Value, End of
 Period                  $14.36     $14.29      $14.10
 .......................................................
Total Return /2/          5.39%      6.45%       2.11% /3/
-------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:

Net assets, end of
 period (in millions)    $  197     $  191      $  189
 .......................................................
Ratio of expenses to
 average net assets        .74% /4/   .64% /4/    .51% /3/,/4/
 .......................................................
Ratio of net income to
 average net assets       4.77%      4.88%       3.67% /3/
 .......................................................
Portfolio turnover rate  34.95%     45.82%      42.21% /3/

/1/ The period ended July 31, 1994 represents the initial period of operations from October 6, 1993 to July 31, 1994.

/2/ Excludes maximum sales charge of 4.75%.

/3/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.

/4/ Had Capital Research and Management Company not waived fees, the fund's ratio of expenses to average net assets would have been 0.85%, 0.90% and 0.73%, respectively, for the periods shown.


             LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996   3

================================================================================

INVESTMENT POLICIES AND RISKS

The fund seeks to provide you with current income, exempt from federal income taxes, consistent with its stated maturity and quality standards and preservation of capital.

In seeking to achieve its objective, the fund will invest in a portfolio of tax-exempt fixed-income securities with a dollar-weighted average effective maturity of between 3 to 10 years. The fund will not purchase any security with an effective maturity greater than 10 years. Additionally, the average nominal or stated maturity of the fund's portfolio will not exceed 15 years. Under normal market conditions, at least 80% of the fund's total assets will be invested in tax-exempt securities, at least 65% in bonds and other debt securities having initial maturities in excess of one year and that are rated in one of the three highest categories at the time of purchase by Moody's Investors Service, Inc. or Standard and Poor's Corporation or unrated but determined to be of comparable quality, and up to 35% in tax-exempt securities rated Baa by Moody's or BBB by S&P or determined to be of comparable quality. Securities rated Baa or BBB are deemed to have speculative characteristics by the rating agencies. The fund may hold a portion of its assets in short-term obligations (generally, securities with original or remaining maturities of one year or less) issued by states, municipalities, and public authorities.

The fund may invest up to 20% of its assets in certain tax-exempt securities, the interest on which would constitute an item of tax preference subject to federal alternative minimum taxes; therefore, while the fund's distributions are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax. When in the opinion of Capital Research and Management Company abnormal market conditions require a temporary defensive position, the fund may invest all or a portion of its assets in taxable short-term fixed-income securities (generally, securities with original or remaining maturities of one year or less). The fund's investment policies are described below. A COMPLETE DESCRIPTION OF THE INVESTMENT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

The fund's investment restrictions (which are described in the statement of additional information as fundamental) and objective may not be changed without shareholder approval. All other investment practices may be changed by the fund's board of trustees.

ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVE CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.


4      LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

================================================================================

SECURITIES AND INVESTMENT TECHNIQUES

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality as measured by Moody's Investors Service, Inc. (which rates bonds from Aaa to C) or Standard & Poor's Corporation (which rates bonds from AAA to D) or as rated by the fund's investment adviser. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

The fund will not purchase securities rated Ba by Moody's and BB by S&P or below or unrated but of comparable quality (commonly known as "high-yield, high-risk" or "junk" bonds). However, subsequent to its purchase by the fund, the rating of an issue of securities may be reduced below the current minimum rating required for its purchase, or in the case of an unrated issue of securities, its credit quality may become equivalent to an issue of securities rated Ba and BB or below. Neither event requires the elimination of such an obligation from the fund's portfolio, but Capital Research and Management Company will consider such an event in determining whether the fund should continue to hold such an obligation in its portfolio. If, as a result of such things as downgrades or market action, the fund holds more than 5% of its net assets in high-yield, high-risk bonds, the fund will dispose of the excess as expeditiously as possible.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

FORWARD COMMITMENTS

The fund may purchase securities on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis and enter into firm commitment agreements. These are trading practices in which payment and delivery for the securities take place at a future date. When the fund purchases such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. When the fund sells such securities, it does not


             LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996    5

================================================================================

participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

VARIABLE AND FLOATING RATE OBLIGATIONS

The fund may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals, or whenever there are changes in the market rates of interest on which the interest rates are based. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

MATURITY

Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, the fund, under certain circumstances, may consider demand features whose market characteristics indicate an earlier maturity than the stated maturity date. In determining nominal or stated maturity, the fund will only consider techniques approved by the staff of the Securities and Exchange Commission.

Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years.

SPECIAL CONSIDERATIONS

The fund may invest up to 20% of its total assets in "private activity" bonds which pay interest constituting an item of tax preference subject to an alternative minimum tax on corporations and individuals. Accordingly, a portion of the fund's dividends may be an item of tax preference in computing a shareholder's alternative minimum tax for federal income tax purposes. In addition, with respect to corporate shareholders of the fund, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.


6      LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

================================================================================

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed below.

                                                                YEARS OF EXPERIENCE AS
                                                               INVESTMENT PROFESSIONAL
                                                                    (APPROXIMATE)
                                                               .........................
                                        YEARS OF EXPERIENCE
                                       AS PORTFOLIO COUNSELOR  WITH CAPITAL
PORTFOLIO COUNSELORS                      FOR LIMITED TERM     RESEARCH AND
  FOR LIMITED TERM                        TAX-EXEMPT BOND       MANAGEMENT
  TAX-EXEMPT BOND                         FUND OF AMERICA       COMPANY OR
  FUND OF AMERICA     PRIMARY TITLE(S)     (APPROXIMATE)      ITS AFFILIATES TOTAL YEARS
----------------------------------------------------------------------------------------
BRENDA S.             Vice President,  Less than 1            5 years        7 years
ELLERIN               Capital          year
                      Research
                      Company*
----------------------------------------------------------------------------------------
NEIL L.               Senior Vice      Since the fund         18 years       18 years
LANGBERG              President of     began
                      the fund. Vice   operations**
                      President--
                      Investment
                      Management
                      Group, Capital
                      Research and
                      Management
                      Company
----------------------------------------------------------------------------------------
MARK R.               Vice President   2 years                2 years        11 years
MACDONALD             of the fund.
                      Vice
                      President--
                      Investment
                      Management
                      Group, Capital
                      Research and
                      Management
                      Company

 * A wholly owned subsidiary of Capital Research and Management Company ** The fund began operation on October 6, 1993


            LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996     7

================================================================================

INVESTMENT RESULTS

The fund may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.

X TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

X YIELD refers to the income the fund expects to earn based on its current portfolio over a given period of time, expressed as an annual percentage rate. Because yield is calculated using a formula mandated by the Securities and Exchange Commission, this yield may be different than the income actually paid to shareholders.

X DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

                               AVERAGE ANNUAL COMPOUND RETURNS
                                  (AS OF SEPTEMBER 30, 1996)
                              .................................
            THE FUND AT NET  THE FUND AT MAXIMUM
              ASSET VALUE       SALES CHARGE*     LEHMAN INDEX+
---------------------------------------------------------------
One year          + 4.90%         - 0.09%          + 4.44%
 ...............................................................
Lifetime++        + 5.08%         + 3.39%          + 4.61%
---------------------------------------------------------------
                      OTHER  RETURNS*
                (AS OF SEPTEMBER 30, 1996)
30 days      Yield: 4.39%            Distribution Rate: 4.54%
---------------------------------------------------------------

* These fund results were calculated according to a standard that is required for all stock and bond funds. The maximum sales charges have been deducted.

+ Lehman Brothers 7-Year Municipal Bond Index represents the investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.

++ The fund began investment operations October 6, 1993.

The fund's past results are not an indication of future results and reflect a fee waiver. See "Expenses."


8      LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

================================================================================

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund. Dividends derived from taxable interest income, distributions of capital gains and dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Capital gains are taxable whether they are reinvested or received in cash-- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and tax status of all income distributions paid during the prior year. You are required by the Internal Revenue Code to report to the federal government all fund exempt-interest dividends (and all other tax-exempt interest).

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from certain dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.


             LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996    9

================================================================================

FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on July 12, 1993. All fund operations are supervised by the fund's board of trustees who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company is composed of a basic management fee which may not exceed 0.30% of the fund's average net assets annually and decline at certain asset levels, plus 3% of the fund's annual gross income. The total management fee paid by the fund as a percentage of average net assets for the previous fiscal year is listed above under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. (See the statement of additional information.) This policy has also been incorporated into the fund's "code of ethics" which is available from the fund's Secretary upon request.


10     LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

================================================================================

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the preceding 12 months and accrued while the plan is in effect. The 12b-1 fee paid by the fund as a percentage of average net assets for the last fiscal year is listed above under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.


            LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996    11

================================================================================

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS



                       [MAP OF UNITED STATES OF AMERICA]



12     LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

================================================================================

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

You may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

X Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

X Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

X Cross-Reinvestment

  You may invest your dividend and capital gain distributions into any other fund in The American Funds Group.


             LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996   13

================================================================================

X Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R) (see below) or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

X Retirement Plans

  You may invest in the funds through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS

-------------------------------
To establish an account  $1,000
To add to an account     $   50


14     LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

================================================================================

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                      ..................
                                                             DEALER
                                                   NET    CONCESSION AS
                                      OFFERING   AMOUNT   % OF OFFERING
INVESTMENT                              PRICE   INVESTED      PRICE
-----------------------------------------------------------------------
Less than $25,000                         4.75%     4.99%       4.00%
 .......................................................................
$25,000 but less than $50,000             4.50%     4.71%       3.75%
 .......................................................................
$50,000 but less than $100,000            4.00%     4.17%       3.25%
 .......................................................................
$100,000 but less than $250,000           3.50%     3.63%       2.75%
 .......................................................................
$250,000 but less than $500,000           2.50%     2.56%       2.00%
 .......................................................................
$500,000 but less than $1 million         2.00%     2.04%       1.60%
 .......................................................................
$1 million or more and certain other
  investments described below         see below see below   see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 200 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution on these investments. Investments by retirement plans with $100 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.


             LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996   15

================================================================================

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During 1997, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

X Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by", as well as any retirement plan or trust account solely for the benefit, of these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

X Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

X Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.


16     LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

--------------------------------------------------------------------------------

X Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) (see below). You may also sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received and accepted by American Funds Service Company. Sale requests may be made in writing, by telephone including American FundsLine(R) (see below) or by fax. Sales by telephone or fax are limited to $10,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 15 days. Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's check) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is


             LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996   17

================================================================================

not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, provided the address has been used with the account for at least 15 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Fund Group within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.

--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.

TELEPHONE PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone (including American FundsLine(R)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges provided. American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


18     LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

================================================================================

NOTES










             LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996   19

================================================================================

NOTES












20   LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

================================================================================

NOTES










             LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996   21

================================================================================

NOTES




 PHONE NUMBERS TO CALL FOR SERVICE AND INFORMATION

 Call American Funds        Call American Funds    Call American
 Service Company            Distributors           FundsLine(R)
 for shareholder services   for dealer services    for 24-hour
 800/421-0180 ext. 1        800/421-9900 ext. 11   information
                                                   800/325-3590

 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

This prospectus has been printed on recycled paper using soy-based ink.

                                                        [LOGO OF RECYCLED PAPER]

22     LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA / PROSPECTUS 1996

                   LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                                     Part B
                       Statement of Additional Information
                                December 1, 1996

 This document is not a prospectus but should be read in conjunction with the current prospectus dated December 1, 1996 of Limited Term Tax-Exempt Bond Fund of America (the "fund"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                   Limited Term Tax-Exempt Bond Fund of America
                             Attention:  Secretary
                             333 South Hope Street
                             Los Angeles, CA  90071
                                 (213) 486-9200

                               Table of Contents

Description of Certain Securities and Investment Techniques          1
Investment Restrictions                                              5
Fund Officers and Trustees                                           9
Management                                                           12
Dividends and Distributions                                          15
Additional Information Concerning Taxes                              15
Purchase of Shares                                                   19
Redeeming Shares                                                     25
 Shareholder Account Services and Privileges                         27
Redemption of Shares                                                 28
Execution of Portfolio Transactions                                  29
General Information                                                  29
Investment Results                                                   30
Description of Ratings for Debt Securities                           32
Financial Statements                                                 attached


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

    The descriptions below are intended to supplement the material in the prospectus under "Investment Policies and Risks."
INVESTMENT POLICIES -- The fund intends to invest in securities rated in the top four categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or unrated but determined to be of comparable quality by Capital Research and Management Company. (See "Description of Ratings for Debt Securities" below.) However, subsequent to its purchase by the fund, an issue of bonds or notes may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such obligation from the fund's portfolio, but the Investment Adviser will consider such an event in its determination of whether the fund should continue to hold such obligation in its portfolio. If, however, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in bonds rated Ba by Moody's and BB by S&P or below or unrated but of comparable quality, commonly known as high-yield, high-risk" or "junk" bonds, the fund will dispose of the excess as expeditiously as possible.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

   SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds can be sensitive to adverse economic changes and political and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds and the fund's net asset value. From time to time legislation has been proposed that would limit the use of high-yield, high-risk bonds in certain instances. The impact that such legislation, if enacted, could have on the market for such bonds cannot be predicted.

    PAYMENT EXPECTATIONS -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the fund's assets. If the fund experiences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the fund's rate of return.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund outstanding obligations, to obtain funds for general operating expenses or for public improvements or for lending private institutions or corporations funds for the construction of educational facilities, hospitals, housing, industrial facilities or for other public purposes. The interest on these obligations is generally not included in gross income for federal income tax purposes. See "Additional Information Concerning Taxes" below. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.

 The two principal classifications of municipal bonds are general obligation and limited obligation, or revenue, bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

 Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

 Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.

 There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal bonds, both within and between the two primary classifications described above.

 The amount of information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose equity securities are publicly traded.

   MUNICIPAL LEASE OBLIGATIONS -- The fund may invest without limitation in municipal lease revenue obligations. The fund currently intends to purchase only municipal lease revenue obligations that are determined to be liquid by Capital Research and Management Company. In determining whether these securities are liquid, Capital Research and Management Company will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuer and lessee, the terms of the lease, frequency and volume of trading, and number of dealers.

   WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS -- The fund may purchase securities on a when issued or delayed delivery basis or sell them on a delayed-delivery basis. These are trading practices in which payment and delivery for the securities take place at a future date. When the fund purchases such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. When the fund sells such securities, it does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss. The fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

    The fund will identify liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

   PRIVATE PLACEMENTS -- Generally, municipal securities acquired in private placements are subject to contractual restrictions on resales. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund's board of trustees.

   TEMPORARY INVESTMENTS -- The fund may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements (which are subject to the limitations described below).

   REPURCHASE AGREEMENTS - Although the fund has no current intention to do so during the next 12 months, the fund may enter on a temporary basis into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.
PORTFOLIO MANAGEMENT -- In seeking to achieve the fund's objective, the Investment Adviser causes the fund to purchase securities which it believes represent the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term structure of interest rates, political developments, and variations in the supply of funds available for investment in the tax-exempt market relative to the demand for the funds placed upon it. These latter factors change continuously and should be met with a dynamic, responsive approach to the investment process. Some of the more important portfolio management techniques that are utilized by the Investment Adviser are set forth below.

MATURITY -- Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, a feature such as a put, call or sinking fund will be considered to the extent it results in a security whose market characteristics indicate a maturity of 10 years or less, even though the nominal or stated maturity may be beyond 10 years. Capital Research and Management Company will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

 Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years. For purposes of determining nominal or stated maturity, the fund will consider only the techniques approved for such purposes by the staff of the Securities and Exchange Commission which currently do not include any call or sinking fund features but are limited to those described in rule 2a-7(d) under the Investment Company Act of 1940 applicable to money market funds.

   ADJUSTMENT OF MATURITIES -- The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly subject to maintaining, under normal market conditions, an average dollar-weighted portfolio maturity of 3 to 10 years. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation. Keeping in mind the fund's objective the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY -- Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.

 The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

   PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover over its lifetime.

   SPECIAL CONSIDERATIONS -- The fund may invest up to 20% of its total assets in "private activity" bonds which pay interest constituting an item of tax preference subject to an alternative minimum tax on corporations and individuals. Accordingly, a portion of the fund's dividends may be an item of tax preference in computing a shareholder's alternative minimum tax for federal income tax purposes. In addition, with respect to corporate shareholders of the fund, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by law as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. The fund may not:

 1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

 2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.   Invest in companies for the purpose of exercising control or management;

 7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

 8. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage;

 10. Pledge or hypothecate assets in excess of one-third of the fund's total assets;

 11. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features); nor

 12. Invest in oil, gas, or other mineral exploration or development programs or leases.

NON-FUNDAMENTAL POLICIES -- The following policies may be changed by action of the Board of Trustees without shareholder approval.

 1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

  2. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer (other than securities issued or guaranteed by the governments of any country or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

 3. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or as deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees and to the extent such investments are allowed by an exemptive order granted by the U.S. Securities and Exchange Commission.

 4. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer if those Officers and Trustees of the fund, its Investment Adviser or principal underwriter who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

 5. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets, valued at the lower of cost or market at the time of purchase, in warrants, including not more than 2% of such net assets in warrants that are not listed on a major stock exchange. However, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

 6. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets in restricted securities (excluding Rule 144A securities).

 7. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

    8. The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

 9. The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

  For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


                             FUND OFFICERS AND TRUSTEES
                       Trustees and Trustee Compensation

NAME, ADDRESS AND AGE          POSITION WITH   PRINCIPAL                 AGGREGATE           TOTAL                TOTAL
                               REGISTRANT   OCCUPATION(S)             COMPENSATION        COMPENSATION         NUMBER
                                            DURING                    (INCLUDING          FROM ALL FUNDS       OF FUND
                                            PAST 5 YEARS              VOLUNTARILY         MANAGED BY           BOARDS ON
                                            (POSITIONS WITHIN         DEFERRED            CAPITAL              WHICH
                                            THE                       COMPENSATION/1/)    RESEARCH AND         TRUSTEE
                                            ORGANIZATIONS             FROM THE            MANAGEMENT           SERVES/2/
                                            LISTED MAY HAVE           TRUST DURING        COMPANY/2/ FOR
                                            CHANGED DURING THIS       FISCAL YEAR         THE YEAR ENDED
                                            PERIOD)                   ENDED                     JULY 31,
                                                                      JULY 31, 1996       1996

++H. Frederick Christie        Trustee      Private Investor.         $2,200/3/           $143,150              18
P.O. Box 144                                The Mission
Palos Verdes Estates,                       Group (non-utility
CA 90274                                    holding
Age: 63                                     Company, subsidiary
                                            of Southern
                                            California Edison
                                            Company),
                                            former President
                                            and Chief
                                            Executive Officer

Diane C. Creel                 Trustee      CEO and President,        $2,400              $37,750               12
100 W. Broadway                             The Earth
Suite 5000                                  Technology
Long Beach, CA 90802                        Corporation
Age:  47                                    (international
                                            consulting
                                            engineering)

Martin Fenton, Jr.             Trustee      Chairman, Senior          $2,600/3/           $115,150              16
4350 Executive Drive                        Resource Group
Suite 101                                   (management of
San Diego, CA  92121-2116                   senior living
Age:  61                                    centers)

Leonard R. Fuller              Trustee      President, Fuller &       $2,200              $40,150               12
4337 Marina City Drive                      Company, Inc.
Suite 841 ETN                               (financial
Marina del Rey, CA                          management
90292                                       consulting firm)
Age:  50

+* Abner D. Goldstine          President,   Capital Research          none/4/              none/4/              12
Age:  66                       PEO and      and Management
                               Trustee      Company, Senior
                                            Vice President
                                            and Director

+** Paul G. Haaga, Jr.         Chairman of   Capital Research          none/4/              none/4/              14
Age:  47                       the          and Management
                               Board        Company, Senior
                                            Vice President
                                            and Director

Herbert Hoover III             Trustee      Private Investor          $2,000              $63,350               14
1520 Circle Drive
San Marino CA  91108
Age:  68

Richard G. Newman              Trustee      Chairman, President       $2,600/3/           $62,150               13
3250 Wilshire Boulevard                     and CEO,
Los Angeles, CA 90010-1599                  AECOM Technology
Age:  61                                    Corporation
                                            (architectural
                                            engineering)

Peter Valli                    Trustee      Chairman, BW/IP           $2,400/3/           $38,350               12
45 Sea Isle Drive                           International Inc.
Long Beach, CA 90803                        (industrial
Age:  69                                    manufacturing)


+ Trustees who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA  90025

** Address is 333 South Hope Street, Los Angeles, CA  90071

/1/ Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the Fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as follows: H. Frederick Christie ($3,904), Martin Fenton, Jr. ($4,584), Richard
G. Newman ($8,671) and Peter C. Valli ($7,659). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Paul G. Haaga, Jr. and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the Fund.


                                    OFFICERS

*** Neil L. Langberg, SENIOR VICE PRESIDENT. Capital Research and Management Company,
  Vice President - Investment Management Group

** Mary C. Hall, VICE PRESIDENT. Capital Research and Management Company, Senior Vice President - Fund Business Management Group

* Michael J. Downer, VICE PRESIDENT. Capital Research and Management Company, Senior Vice President - Fund Business Management Group

* Julie F. Williams, SECRETARY. Capital Research and Management Company, Vice President - Fund Business Management Group

** Anthony W. Hynes, Jr., TREASURER.  Capital Research and Management Company,
  Vice President - Fund Business Management Group

* Kimberly S. Verdick, ASSISTANT SECRETARY.  Capital Research and Management
Company,   Assistant Vice President - Fund Business Management Group

# Positions within the organizations listed may have changed during this period.

*  Address is 333 South Hope Street, Los Angeles, CA  90071.

** Address is 135 South State College Boulevard, Brea, CA  92821.

*** Address is 11100 Santa Monica Boulevard, Los Angeles, CA  90025.

    No compensation is paid by the fund to any officer or Trustee who is a director, officer, or employee of the Investment Adviser. The fund pays annual fees of $900 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of November 1, 1996, the officers and Trustees and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations, as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until May 31, 1997, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Investment Adviser receives a fee, at an annual rate of 0.30% per annum on the first $60 million of the fund's average net assets; plus 0.21% per annum on the portion of such net assets in excess of $60 million, plus 3% of the Fund's gross investment income for the preceding month. Assuming net assets of $200 million and gross income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be .33%, .36%, .39%, .42%, .45% and .48%, respectively.

 For the purposes of such computations under the Agreement, the fund's gross investment income does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.

  The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative, clerical and bookkeeping functions of the fund, provides suitable office space, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders, taxes; expenses of the issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund.

 The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale. Only one state (California) continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets. Rule 12b-1 distribution expenses would be excluded from this limit. Other expenses which are not subject to these limitations include interest, taxes, brokerage commissions, transaction costs, and extraordinary items such as litigation, as well as, for purposes of the state expense limitations, any amounts excludable under the applicable regulation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

    The Investment Adviser has agreed to bear any fund expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of the fund's average net assets per annum, subject to reimbursement by the fund, during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or (ii) October 1, 2003. Each month, to the extent the fund owes money to the Investment Adviser pursuant to this provision of the Agreement and the fund's annualized expense ratio for the month is below 0.75%, the fund will reimburse the Investment Adviser until the fund's annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.74% of the average daily net assets. There can be no assurance that this voluntary fee waiver will continue in the future. During the period, the Investment Adviser's total fees amounted to $817,000. Fee waivers amounted to $207,000 for the year ended July 31, 1996.

   PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the period ended July 31, 1996 amounted to $222,000 after allowance of $906,000 to dealers. During the fiscal years ended 1995 and 1994, the Principal Underwriter received $197,000 and $313,000, after allowance of $793,000 and $4,225,240, respectively.

 As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by a majority of the entire Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund are improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund shall be committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

    Under the Plan, the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees.). During the period, the fund paid $602,000 under the Plan as compensation to dealers. As of July 31, 1996, accrued and unpaid distribution expenses were $49,000.

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer with adverse financial consequences as a result of any of these occurrences.

 In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.


                          DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS -- The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. The percentage of the distribution that is tax-exempt may vary from distribution to distribution. For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments including any discount or premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.

                    ADDITIONAL INFORMATION CONCERNING TAXES

 The following is only a summary of certain additional federal, state and local tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in the fund's prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

 The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts.) Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

 The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its taxable and tax-exempt net investment income, it will be taxed only on that portion, if any, which it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the gains or sale or other disposition of stock or securities held less than three months, and
(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the fund's assets must consist of tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under
Section 103 of the Code received by the fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

 Interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes if the fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

 While the fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares. Such distributions will be designated as a capital gains distribution in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. If a shareholder receives a designated capital gain distribution (treated by the shareholder as a long-term capital gain) with respect to any fund share and such fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The fund also may make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation.

 Similarly, while the fund does not expect to earn any significant investment company taxable income in the event that any taxable income is earned by the fund it will be distributed. In general, the fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The fund would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).

 The Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and upon other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. These provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.

 In most cases, the interest on "private activity" bonds as defined under the Code is an item of tax preference subject to the alternative minimum tax ("AMT") on corporations and individuals. The fund may invest up to 20% of its total assets in "private activity" bonds. As of the date of this statement of additional information, individuals are subject to an AMT at a maximum rate of 28% and corporations at a rate of 20%. Shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum tax income. With respect to corporate shareholders of the fund, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends received deduction for corporations. Under normal circumstances, no part of the distributions to shareholders by the fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters.

 Under the Code, distributions of net investment income by the fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a "non-U.S. shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply.

                               PURCHASE OF SHARES

METHOD                INITIAL INVESTMENT                       ADDITIONAL INVESTMENTS

                      See "Investment Minimums and Fund        $50 minimum (except where a lower
                      Numbers" for initial investment          minimum is noted under
                      minimums.                                "Investment Minimums and Fund
                                                               Numbers").

By contacting         Visit any investment dealer who          Mail directly to your investment
your                  is registered in the state where         dealer's address printed on your
investment            the purchase is made and who has         account statement.
dealer                a sales agreement with American
                      Funds Distributors.

By mail               Make your check payable to the           Fill out the account additions
                      fund and mail to the address             form at the bottom of a recent
                      indicated on the account                 account statement, make your
                      application.  Please indicate an         check payable to the fund, write
                      investment dealer on the account         your account number on your
                      application.                             check, and mail the check and
                                                               form in the envelope provided
                                                               with your account statement.

By telephone          Please contact your investment           Complete the "Investments by
                      dealer to open account, then             Phone" section on the account
                      follow the procedures for                application or American FundsLink
                      additional investments.                  Authorization Form.  Once you
                                                               establish the privilege, you,
                                                               your financial advisor or any
                                                               person with your account
                                                               information can call American
                                                               FundsLineR and make investments
                                                               by telephone (subject to
                                                               conditions noted in "Telephone
                                                               Purchases, Redemptions and
                                                               Exchanges" below).

By wire               Call 800/421-0180 to obtain your         Your bank should wire your
                      account number(s), if necessary.         additional investments in the
                      Please indicate an investment            same manner as described under
                      dealer on the account.  Instruct         "Initial Investment."
                      your bank to wire funds to:
                      Wells Fargo Bank
                      155 Fifth Street
                      Sixth Floor
                      San Francisco, CA 94106
                      (ABA #121000248)
                      For credit to the account of:
                      American Funds Service Company
                      a/c #4600-076178
                      (fund name)
                      (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



PRICE OF SHARES -- Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated closing price. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the funds' current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission.

 The price you pay for shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

 1. Municipal bonds and notes and any other securities with more than 60 days remaining to maturity normally are valued at prices obtained from a national municipal bond pricing service, except that, where such prices are not available or determined by the fund's officers not to represent market value, they are valued at prices representing the mean between bid and asked quotations (on the sale of similar issues) obtained from one or more broker/dealers dealing in such municipal bonds and notes.

 All securities with 60 days or less to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, or instruments with the right to sell them at par to the issuer or dealer, are deemed to be the time remaining until the next interest adjustment date or until they can be redeemed at par.

 Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;


 2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

 3. The value of the net assets so obtained are then divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

 INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLineR (see description below):

FUND                                              MINIMUM            FUND
                                                  INITIAL            NUMBER
                                                  INVESTMENT

STOCK AND STOCK/BOND FUNDS
AMCAP Fund(R)                                    $1,000              02
American Balanced Fund(R)                           500              11
American Mutual Fund(R)                             250              03
Capital Income Builder(R)                         1,000              12
Capital World Growth and Income Fund(SM)          1,000              33
EuroPacific Growth Fund(R)                          250              16
Fundamental Investors(SM)                           250              10
The Growth Fund of America(R)                     1,000              05
The Income Fund of America(R)                     1,000              06
The Investment Company of America(R)                250              04
The New Economy Fund(R)                           1,000              14
New Perspective Fund(R)                             250              07
SMALLCAP World Fund(SM)                           1,000              35
Washington Mutual Investors Fund(SM)                250              01
BOND FUNDS
American High-Income Municipal Bond Fund(SM)      1,000              40
American High-Income Trust(R)                     1,000              21
The Bond Fund of America(SM)                      1,000              08
Capital World Bond Fund(R)                        1,000              31
Intermediate Bond Fund of America(R)              1,000              23
Limited Term Tax-Exempt Bond Fund of America(SM)  1,000              43
The Tax-Exempt Bond Fund of America(SM)           1,000              19
The Tax-Exempt Fund of California(R)*             1,000              20
The Tax-Exempt Fund of Maryland(R)*               1,000              24
The Tax-Exempt Fund of Virginia(R)*               1,000              25
U.S. Government Securities Fund(SM)               1,000              22
MONEY MARKET FUNDS
The Cash Management Trust of America(R)           2,500              09
The Tax-Exempt Money Fund of America(SM)          2,500              39
The U.S. Treasury Money Fund of America(SM)       2,500              49
___________
*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

STATEMENT OF INTENTION -- The reduced sales charges and public offering prices set forth in the prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

 In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

DEALER COMMISSIONS -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                    DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                    CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                   6.10%         5.75%            5.00%
$50,000 but less than $100,000      4.71          4.50             3.75
BOND FUNDS

Less than $25,000                   4.99          4.75             4.00
$25,000 but less than $50,000       4.71          4.50             3.75
$50,000 but less than $100,000      4.17          4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000     3.63          3.50             2.75
$250,000 but less than $500,000     2.56          2.50             2.00
$500,000 but less than $1,000,000   2.04          2.00             1.60
$1,000,000 or more                  none          none             (see below)

 Commissions of up to 1% will be paid, to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

 American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1997, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

NET ASSET VALUE PURCHASES -- The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

                                REDEEMING SHARES

By writing to American          Send a letter of instruction specifying the name of
Funds Service Company           the fund, the number of shares or dollar amount to be
(at the appropriate             sold, your name and account number.  You should also
address indicated under         enclose any share certificates you wish to redeem.
"Fund Organization and          For redemptions over $50,000 and for certain
Management - Transfer           redemptions of $50,000 or less (see below), your
Agent")                         signature must be guaranteed by a bank, savings
                                association, credit union, or member firm of a
                                domestic stock exchange or the National Association of
                                Securities Dealers, Inc. that is an eligible guarantor
                                institution.  You should verify with the institution
                                that it is an eligible guarantor prior to signing.
                                Additional documentation may be required for
                                redemption of shares held in corporate, partnership or
                                fiduciary accounts.  Notarization by a Notary Public
                                is not an acceptable signature guarantee.

By contacting your              If you redeem shares through your investment dealer,
investment dealer               you may be charged for this service.  SHARES HELD FOR
                                YOU IN YOUR INVESTMENT DEALER'S STREET NAME MUST BE
                                REDEEMED THROUGH THE DEALER.

You may have a                  You may use this option, provided the account is
redemption check sent to        registered in the name of an individual(s), a
you by using American           UGMA/UTMA custodian, or a non-retirement plan trust.
FundsLineR or by                These redemptions may not exceed $10,000 per day, per
telephoning, faxing, or         fund account and the check must be made payable to the
telegraphing American           shareholder(s) of record and be sent to the address of
Funds Service Company           record provided the address has been used with the
(subject to the                 account for at least 10 days.  See "Transfer Agent"
conditions noted in this        and "Exchange Privilege" below for the appropriate
section and in                  telephone or fax number.
"Telephone Purchases,
Redemptions and
Exchanges" below)

In the case of the money        Upon request (use the account application for the
market funds, you may           money market funds) you may establish telephone
have redemptions wired          redemption privileges (which will enable you to have a
to your bank by                 redemption sent to your bank account) and/or check
telephoning American            writing privileges.  If you request check writing
Funds Service Company           privileges, you will be provided with checks that you
($1,000 or more) or by          may use to draw against your account.  These checks
writing a check ($250 or        may be made payable to anyone you designate and must
more)                           be signed by the authorized number of registered
                                shareholders exactly as indicated on your checking
                                account signature card.


 A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

 CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the 10th day of the month (or on or about the 15th day of the month in the case of accounts for retirement plans where Capital Guardian Trust Company serves as custodian or trustee.) Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT --Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or you investment dealer.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

 You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLineR (see "American FundsLineR" below), or by telephoning 800/421-0180 toll-free, faxing (see "Transfer Agent" below for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

   ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINER -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLineR. To use this service, call 800/325-3590 from a TouchTonet telephone. Redemptions and exchanges through American FundsLineR are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLineR), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may reinstate them at any time also by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                              REDEMPTION OF SHARES

 The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders of that series or Class, (determined, for this purpose only as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gain distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund does not intend to pay a mark-up in exchange for research in connection with principal transactions.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as custodian.

   TRANSFER AGENT -- American Funds Service Company (AFS), a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. It was paid a fee of $83,000 for the fiscal year ended July 31, 1996.

INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The Financial Statements included in this statement of additional information have been so included in reliance on the report of the independent accountants given on the authority of said firm as experts in accounting and auditing.

SHAREHOLDER VOTING RIGHTS -- At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any trustee or trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of trustees, as though the fund were a common-law trust. Accordingly, the trustees of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on July 31. Shareholders are provided at least semi-annually with reports showing the investment portfolio and financial statements audited annually by the fund's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Trustees.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

 The financial statements including the investment portfolio and the report of independent accountants contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- JULY 31, 1996

Net asset value and redemption price per share
(Net assets divided by shares outstanding)                     $ 14.36
Maximum offering price per share (100/95.25 of
per share net asset value, which takes into account
the fund's current maximum sales charge)                       $ 15.08


                               INVESTMENT RESULTS

 The fund's yield is 4.49% based on a 30-day (or one month) period ended July 31, 1996, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[(a-b/cd + 1)/6/ -1]
 Where: a = dividends and interest earned during the period.
 b = expenses accrued for the period (net of reimbursements).
 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
 d = the maximum offering price per share on the last day of the period.

    The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The fund's tax equivalent yield based on the maximum individual effective federal tax rate of 39.6% for the 30-day (or one month) period ended July 31, 1996 was 7.43%.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month. The distribution rate may differ from the yield.

    As of July 31, 1996, the fund's total return over the past twelve months and average annual total return over its lifetime were 0.40% and 3.15%, respectively. Over the fund's lifetime (October 6, 1993 to July 31, 1996), the Lehman Brothers 7-Year Municipal Bond Index/1/ had an average annual total return of 4.54%.

 The fund's average annual total return ("T") will be computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a number of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/=ERV.

 The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for one, five and ten-year periods after such a period has elapsed.

EXPERIENCE OF INVESTMENT ADVISER -- Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In all of the 10-year periods during which those funds were managed by Capital Research and Management Company since January 1, 1966 (121 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 94 of the 121 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

/1/ The Lehman Brothers 7-Year Municipal Bond Index is unmanaged, reflects no expenses or management fees and consists of a large universe of municipal bonds issued as state general obligations or revenue bonds with a minimum rating of BBB by Standard & Poor's Corporation.

                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES

 The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:

BONDS --

"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

NOTES --

"The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

COMMERCIAL PAPER --

"Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structures with moderate reliance on debt and
ample asset   protection.

-- Broad margins in earnings coverage of fixed financial charges and high
internal cash   generation.

-- Well established access to a range of financial markets and assured sources
of alternate   liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

 Standard & Poor's Corporation rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

"Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

NOTES --

"The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

 The SP-2 rating denotes a satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER --

The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation."

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
INVESTMENT PORTFOLIO
July 31, 1996
----------------------------------------------------             --------- ---------
Portfolio Composition
New York                                                              9.40%
California                                                            8.91%
Maine                                                                 8.68%
Texas                                                                 7.52%
Louisiana                                                             6.75%
Michigan                                                              6.45%
Massachusetts                                                         6.01%
Pennsylvania                                                          4.36%
Mississippi                                                           4.28%
Minnesota                                                             4.16%
Other states                                                         29.48%
Cash equivalents                                                      4.00%
----------------------------------------------------             --------- ---------
                                                                 Principal    Market
                                                                    Amount     Value
                                                                     (000)     (000)
                                                                 --------- ---------
Tax-Exempt Securities Maturing in More than
One Year - 96.00%


Alaska - 1.49%
 Student Loan Corporation, Student Loan
  Revenue Bonds, 1988 Series A, AMBAC Insured AMT,
  8.40% 2003                                                        $2,750    $2,938

Arizona - 2.13%
 Educational Loan Marketing Corporation,
  1992 Educational Loan Revenue Bonds, Series A,
  6.70% 2000                                                         4,000     4,184

California - 8.91%
 Health Facilities Financing Authority,
  Hospital Revenue Bonds (Downey Community
  Hospital), Series 1993:
   5.00% 2001                                                        1,250     1,249
   5.30% 2004                                                        1,010     1,006
 Housing Finance Agency, Single Family
  Mortgage Bonds, 1995 Issue B-2, AMBAC Insured AMT,
  5.70% 2007 (2002)*                                                 1,400     1,408
 City of Fremont, Multifamily Housing Revenue Refunding
  Bonds, Issue A of 1995 (Durham Greens Project),
  5.40% 2026 (2006)*                                                 2,830     2,824
 Long Beach Aquarium of the Pacific, Revenue
  Bonds (Aquarium of the Pacific Project),
  1995 Series A, 5.75% 2005                                          1,500     1,481
 County of Los Angeles, Certificates of Participation:
  1991 Master Refunding Project, 6.40% 2000                          1,000     1,039
  Marina Del Rey, Series A, 6.25% 2003                               3,100     3,191
 Pleasanton Joint Powers Financing Authority,
  Reassessment Revenue Bonds, 1993 Series A,
  5.70% 2001                                                           980       997
 Sacramento:
  Cogeneration Authority, Cogeneration
  Project Revenue Bonds (Proctor & Gamble Project),
   1995 Series, 7.00% 2004                                           1,000     1,075
  Power Authority, Cogeneration Project Revenue
   Bonds (Campbell Soup Project), 1995 Series:
    6.50% 2004                                                       2,000     2,097
    6.50% 2005                                                       1,100     1,158

Colorado - 2.79%
 Housing and Finance Authority, Single
  Family Program Senior Bonds, 1995 Series C-2,
  5.625% 2009 (1997)*                                                  995     1,004
 Student Obligation Bond Authority, Student
  Loan Revenue Bonds, 1994 Series L, 6.00% 2001                      1,065     1,113
 City and County of Denver, Airport
  System Revenue Bonds, Series 1991D AMT:
   6.80% 1997                                                        1,170     1,208
   7.30% 2000                                                        2,000     2,168

District of Columbia - 0.51%
 General Obligation Refunding Bonds,
  Series 1994D, FGIC Insured, 5.10% 2002                             1,000     1,007

Georgia - 0.78%
 Municipal Electric Authority of Georgia, Power
  Revenue Bonds, Series Q, 8.375% 2016
  (crossover refunded 1998)                                            500       536
 Fulco Hospital Authority, Revenue Anticipation
  Certificates (Saint Joseph's Hospital of
  Atlanta, Inc.), Series 1994, 4.70% 2000                            1,000       993

Illinois - 1.56%
 Health Facilities Authority,
  Revenue Bonds, Series 1993:
   (OSF Healthcare System), 5.25% 2001                               2,025     2,042
 City of Chicago, General Obligation Equipment Notes,
  Series 1996,  AMBAC Insured,  5.60% 2006                           1,000     1,031

Indiana - 0.88%
 Employment Development Commission,
  Pollution Control Revenue Bonds (Chrysler
  Corporation Project), Series 1985, 5.70% 1999                      1,700     1,725

Kentucky - 0.79%
 Higher Education Student Loan Corporation,
  Insured Student Loan Revenue Bonds,
  Series B, 6.20% 1999                                               1,490     1,553

Louisiana - 6.75%
 Offshore Terminal Authority,
  Deepwater Port Refunding Revenue Bonds
  (LOOP INC. Project), First Stage:
   Series 1992B:
    6.00% 2001                                                       1,500     1,569
    6.20% 2003                                                       1,500     1,591
   Series E, 7.45% 2004                                              5,000     5,480
 Parish of St. Charles, Adjustable/Fixed Rate
  Pollution Control Revenue Bonds
  (Louisiana Power & Light Company Project),
  Second Series 1984, 8.00% 2014 (1999)*                             4,250     4,634

Maine - 8.68%
 Educational Loan Marketing Corporation,
  Senior Student Loan Revenue Bonds:
   Series 1991 AMT,  6.90% 2003                                      3,000     3,231
   Series 1994A-4 AMT:
    5.95% 2003                                                       1,000     1,034
    6.05% 2004                                                       1,500     1,553
 Housing Authority, Mortgage Purchase Bonds:
  1994 Series E, 6.30% 2002                                          1,650     1,701
  1994 Series C-1, 5.90% 2015 (1999)*                                7,920     8,022
 Student Loan Revenue Refunding Bonds:
  Series 1992A-1 AMT, 6.20% 2003                                       540       566
  Series 1992A-4 AMT, 6.30% 2004                                       925       971

Maryland - 1.26%
 Community Development Administration, Department
  of Housing and Community Development,
  Single Family Program Bonds,
  1994 Fifth Series AMT, 5.875% 2017 (2001)*                         1,450     1,455
 Northeast Maryland Waste Disposal Authority,
  Solid Waste Revenue Bonds (Montgomery County
  Resource Recovery Project), Series 1993A AMT,
  5.90% 2005                                                         1,000     1,026

Massachusetts - 6.01%
 Housing Finance Agency, Housing Project Revenue Bonds,
  Series A, AMBAC Insured:
   5.25% 2002                                                        1,000     1,018
   5.35% 2003                                                          750       765
 The New England Education Loan Marketing
  Corporation, Student Loan Revenue Refunding Bonds:
   1992 Senior Issue A, 6.50% 2002                                   4,500     4,823
   1992 Senior Issue D, 6.20% 2000                                   3,000     3,154
 Water Resources Authority, General
  Revenue Bonds, 1993 Series C, 5.25% 2001                           2,000     2,049

Michigan - 6.45%
 Hospital Finance Authority, Hospital Revenue Refunding
  Bonds (Genesys Health System Obligated Group),
  Series 1995A, 7.20% 2003                                           2,375     2,533
 Housing Development Authority, Rental Housing Revenue
  Bonds, 1992 Series A, AMBAC Insured, 6.40% 2005                    1,200     1,286
 City of Detroit, General Obligation Refunding Bonds
  (Unlimited Tax):
   Series A:
    6.10% 2003                                                       1,800     1,846
    6.25% 2004                                                       2,165     2,234
   Series 1995-B, 6.75% 2003                                         4,500     4,777

Minnesota - 4.16%
 Housing and Finance Authority, Single Family Mortgage,
  Series Q, 6.25% 2014 (1999)*                                         975       997
 The Housing and Redevelopment Authority of the
  City of Saint Paul, Hospital Facility
  Revenue Bonds (HealthEast Project):
   Series 1987-A, 9.75% 2017 (crossover refunded
    1997)                                                            1,950     2,116
   Series 1987-B, 9.75% 2017 (1997)*                                 2,500     2,657
   Series 1987-C, 9.75% 2017 (crossover refunded
    1997)                                                            2,225     2,414

Mississippi - 4.28%
 Claiborne County Adjustable/Fixed-Rate Pollution
  Control Revenue Bonds (Middle South Energy,
  Inc. Project), Series C, 9.875% 2014 (1998)*                       7,500     8,417

New Mexico - 1.09%
 New Mexico Educational Assistance Foundation, Student
  Loan Revenue Bonds, Subordinate 1992 Series One-B AMT,
  6.85% 2005                                                         2,065     2,135

New York - 9.40%
 Dormitory Authority of the State of New York,
  Revenue Bonds, City University Issue, Series U,
  6.10% 2001                                                         1,500     1,571
 Environment Facilities Corp., Solid Waste Disposal
  Revenue Bonds, (Occidental Petroleum Corp. Project),
  Series 1993 Subseries B AMT,  5.50% 2003                           1,135     1,121
 Urban Development Corporation:
  Correctional Capital Facilities Revenue Bonds:
   Series 6, 6.00% 2003                                              2,000     2,063
   1993A Refunding Series, 6.30% 2003                                1,305     1,367
 The City of New York General Obligation Bonds:
  1994 Series A, 6.00% 2000                                          2,000     2,068
  1994 Series B, 6.25% 2001                                          1,000     1,044
  1994 Series A, 6.10% 2002                                          1,800     1,855
  1994 Series D, 5.70% 2002                                          1,000     1,011
  Fiscal 1993 Series A, 6.25% 2003                                   2,000     2,071
  Series E, 6.50% 2004                                               1,000     1,047
  Series A-1, AMBAC Insured, 6.25% 2005                              3,000     3,263

North Carolina - 2.06%
 Eastern Municipal Power Agency,
  Power System Revenue Bonds, Refunding
  Series 1993 C, 5.00% 2002                                          2,000     1,961
 Municipal Power Agency Number 1,
  Catawba Electric Revenue Bonds, Series 1992,
  6.00% 2004                                                         2,000     2,084

Ohio - 3.24%
 Housing Finance Agency, Single Family
  Mortgage Revenue Bonds, 1992 Series A-2 AMT,
  5.70% 2013 (1999)*                                                 2,030     2,048
 County of Franklin, Hospital Facilities
  Revenue Refunding and Improvement Bonds (Doctors
  Hospital Project), Series 1993, 5.70% 2004                         1,120     1,130
 The Student Loan Funding Corporation, Cincinnati:
  Student Loan Revenue Refunding Bonds,
   Series 1992A AMT, 5.40% 1999                                      2,130     2,164
  Senior Subordinated Revenue Bonds,
   Series 1993A AMT, 5.75% 2003                                      1,000     1,021

Oklahoma - 0.92%
 Housing Finance Agency, Single Family
  Mortgage Revenue Bonds (Homeownership Loan
  Program), 1994 Series A-1 AMT, 6.25% 2016 (1999)*                  1,790     1,815

Pennsylvania - 4.36%
 Higher Education Assistance Agency,
  Student Loan Adjustable Rate Tender Revenue
  Refunding Bonds, 1985 Series A, FGIC Insured,
  6.80% 2000                                                         8,000     8,577

South Dakota - 1.82%
 Housing Development Authority, Homeownership Mortgage
  Bonds, 1996 Series A, 5.50% 2010                                   1,000     1,004
 Student Loan Finance Corporation, Student Loan
  Revenue Bonds, Series 1994-A AMT, 5.95% 2001 (2001)*               2,500     2,565

Texas - 7.52%
 General Obligation Bonds,
  Veterans' Housing Assistance Program, Fund I
  Series 1994C Refunding Bonds, 6.25% 2015 (1998)*                   2,445     2,480
 City of Austin, Combined Utility Systems
  Revenue Refunding Bonds, Series 1992A,
  MBIA Insured, 7.00% 2002                                           1,000     1,070
 Brazos Higher Education Authority, Inc.,
  Student Loan Revenue Refunding Bonds:
   Series 1992C-1 AMT, 6.00% 1999                                    1,435     1,480
   Series 1994A-2 AMT, 5.85% 2001                                    1,000     1,034
   Series 1993C-1 AMT, 5.50% 2002                                    1,000     1,015
   Subordinate Series 1993C-2 AMT, 5.875% 2004                       4,000     4,061
 Cities of Dallas and Fort Worth, Dallas-Fort Worth
  International Airport, Dallas-Fort Worth
  Regional Airport, Joint Revenue
  Refunding Bonds, Series 1992B, 6.00% 2002                          1,000     1,061
 Harris County Health Facilities Development Corp.,
  Hospital Revenue Refunding Bonds, Children's Hospital
  Project, Series 1995  MBIA  Insured, 6.00% 2004                    1,000     1,062
 Houston Water, AMBAC Insured, 7.00% 2004                            1,350     1,532

Utah - 0.96%
 Housing Finance Agency, Single Family Mortgage
  Purchase Refunding Bonds, Series 1996, (Federally
  Insured or Guranteed Mortgage Loans), 5.45% 2004                   1,880     1,887

Vermont - 0.14%
 Housing Finance Agency, Single Family
  Housing Bonds, Series 4, 5.75% 2012 (1999)*                          280       282

Virginia - 2.12%
 Housing Development Authority, Commonwealth Mortgage
  Bonds, 1995 Series A-AMT, Subseries A-1, 6.60% 2004                1,200     1,247
 Industrial Development Board of the City of Butler,
  Pollution Control Refunding Revenue Bonds (James River
  Project) Series 1993, 5.50% 2005                                   3,000     2,914

Washington - 3.62%
 Washington Public Power Supply System:
  Nuclear Project No. 1 Refunding Revenue Bonds,
   Series 1993A, 6.30% 2001                                          1,000     1,053
  Nuclear Project No. 2 Refunding Revenue Bonds:
   Series 1990C, 7.30% 2000                                          1,500     1,623
   Series 1993A, 5.10% 2000                                            750       754
   Series 1992A, 5.90% 2004                                          1,500     1,545
  Nuclear Project No. 3 Refunding Revenue Bonds,
   Series 1989B, 7.10% 2000                                          2,000     2,147

Wisconsin - 1.32%
 Health and Educational Facilities
  Authority, Revenue Bonds (Luther Hospital
  Project), Series 1992, 6.00% 2003                                  1,000     1,050
 Housing and Economic Development
  Authority, Housing Revenue Bonds, 6.20% 2001                       1,500     1,548
                                                                           ---------
                                                                             188,776
                                                                           ---------
Tax-Exempt Securities Maturing in
One Year or Less - 2.63%

 County of Los Angeles, 1996-97 Tax and Revenue
  Anticipation Notes, Series A, 4.50% 6/30/97                        3,850     3,869
 State of Michigan, Full Faith and Credit General
  Obligation Notes, 4.00% 9/30/96                                      300       300
 State of Texas, Tax and Revenue Anticipation
  Notes, Series 1995A, 4.75% 8/30/96                                 1,000     1,001
                                                                           ---------
                                                                               5,170
                                                                           ---------
TOTAL TAX-EXEMPT SECURITIES (cost: $193,550,000)                             193,946
Excess of cash, prepaids and receivables over
 payables                                                                      2,688
                                                                           ---------
NET ASSETS                                                                  $196,634
                                                                           =========

*These are valued on the basis of their effective maturity - that is, the dates at which the securities are expected to be called or refunded by the issuers.
 The effective maturity dates are shown in parentheses.


See Notes to Financial Statements

Limited Term Tax-Exempt Bond Fund of America
Financial Statements
Statement of Assets and Liabilities
at July 31, 1996 (dollars in thousands)
Assets:
 Tax-exempt securities
  (cost: $193,550)                                               $193,946
 Cash                                                                  75
 Prepaid organization expense                                           6
 Receivables for--
  Sales of fund's shares                                  $117
  Accrued interest                                       3,027      3,144
                                                    ---------- ----------
                                                                  197,171
Liabilities:
 Payables for--
  Repurchases of fund's shares                            $150
  Dividends payable                                        249
  Management services                                       61
  Accrued expenses                                          77        537
                                                    ---------- ----------
Net Assets at July 31, 1996 --
 Equivalent to $14.36 per share on 13,689,398
 shares of beneficial interest issued and
 outstanding; unlimited shares authorized                        $196,634
                                                               ==========

Statement of Operations
for the year ended July 31, 1996
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                               $11,159
                                                               ----------
 Expenses:
  Management services fee                                 $817
  Distribution expenses                                    602
  Transfer agent fee                                        83
  Reports to shareholders                                   70
  Registration statement and prospectus                     48
  Postage, stationery and supplies                          20
  Trustees' fees                                            18
  Auditing and legal fees                                   31
  Custodian fee                                             10
  Taxes other than federal income tax                        3
  Organization expense                                       3
  Other expenses                                            10
                                                    ----------
   Total expenses before reimbursement                   1,715
   Reimbursement of expenses                               207      1,508
                                                    ---------- ----------
  Net investment income                                             9,651
                                                               ----------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                    367
 Net unrealized (depreciation)
  appreciation on investments:
  Beginning of year                                        (64)
  End of year                                              396
                                                    ----------
  Net change from unrealized depreciation
   to unrealized appreciation on investments                          460
                                                               ----------
  Net realized gain and unrealized
   appreciation on investments                                        827
                                                               ----------
Net Increase in Net Assets
 Resulting from Operations                                        $10,478
                                                               ==========

Statement of Changes in Net Assets
(dollars in thousands)
                                                          Year      Ended
                                                         July          31
                                                          1996       1995
                                                    ---------- ----------
Operations:
 Net investment income                                  $9,651     $9,153
 Net realized gain (loss) on investments                   367     (1,626)
 Net unrealized appreciation on investments                460      3,947
                                                    ---------- ----------
  Net increase in net assets
   resulting from operations                            10,478     11,474
                                                    ---------- ----------
Dividends Paid from Net
 Investment Income                                      (9,651)    (9,177)
                                                    ---------- ----------
Capital Share Transactions:
 Proceeds from shares sold:
  6,334,113 and 8,657,598 shares, respectively          91,389    120,121
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends:
  461,784 and 449,087 shares, respectively               6,661      6,265
 Cost of shares repurchased:
  6,465,529 and 9,148,603 shares, respectively         (93,099)  (126,763)
                                                    ---------- ----------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions                                          4,951       (377)
                                                    ---------- ----------
Total Increase in Net Assets                             5,778      1,920
Net Assets:
 Beginning of year                                     190,856    188,936
                                                    ---------- ----------
 End of year                                          $196,634   $190,856
                                                    ========== ==========
See Notes to Financial Statements

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
NOTES TO FINANCIAL STATEMENTS

1. Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities between three and 10 years. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  Tax-exempt securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the fund, as well as actual bid and asked prices on a particular day. Other securities with original or remaining maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices. However, in circumstances where the investment adviser deems it appropriate to do so, securities will be valued at the mean of their representative quoted bid and asked prices, or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality and type. All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily after determination of the fund's net investment income and paid to shareholders monthly.

  Prepaid organization expenses are amortized over the estimated period of benefit, not to exceed five years from commencement of operations. In the event that Capital Research and Management Company (CRMC), the fund's investment adviser, redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable with respect to such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of such redemption) of the unamortized prepaid organization expenses as of the date of such redemption. In the event the fund liquidates prior to the end of the five-year period, CRMC shall bear any unamortized prepaid organization expenses.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $10,000 includes $6,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of July 31, 1996, net unrealized appreciation on investments for book and federal income tax purposes aggregated $396,000, of which $2,060,000 related to appreciated securities and $1,664,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1996. The fund has available at July 31, 1996 a net capital loss carryforward totaling $3,643,000 which may be used to offset capital gains realized during subsequent years through 2003 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. The cost of portfolio securities for book and federal income tax purposes was $193,550,000 at July 31, 1996.

3. The fee of $817,000 for management services was paid pursuant to an agreement with CRMC, with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; and 3.00% of the fund's monthly gross investment income. The Investment Advisory and Service Agreement provides for fee reductions to the extent annual operating expenses exceed 0.75% of the average daily net assets of the fund, during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or October 1, 2003. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure the fund's expenses do not exceed 0.74% of the average daily net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs, and extraordinary expenses. Fee reductions were $207,000 for the year ended July 31, 1996. There can be no assurance that this voluntary fee waiver will continue in the future.

  Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1996, distribution expenses under the Plan were $602,000. As of July 31, 1996, accrued and unpaid distribution expenses were $49,000.

  American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $83,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $222,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of July 31, 1996, aggregate amounts deferred and earnings thereon were $25,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS, and AFD. No such persons received any remuneration directly from the fund.
4. As of July 31, 1996, accumulated net realized loss on investments was $3,643,000 and paid-in capital was $199,881,000.

  The fund made purchases and sales of investment securities of $74,221,000 and $67,172,000, respectively, during the year ended July 31, 1996.

Per-Share Data and Ratios
                                                                         Period
                                                                        October
                                                  Year     Ended    6, 1993 /1/
                                                  July         31       to July
                                                  1996      1995       31, 1994
                                             --------- ---------      ---------
Net Asset Value, Beginning of Period            $14.29    $14.10         $14.29
                                             --------- ---------      ---------
 Income From Investment Operations:
  Net investment income                            .69       .69            .49
  Net realized and unrealized
   gain (loss) on investments                      .07       .19           (.19)
                                             --------- ---------      ---------
   Total income from investment operations         .76       .88            .30
                                             --------- ---------      ---------
 Less Distributions:
  Dividends from net investment income            (.69)     (.69)          (.49)
                                             --------- ---------      ---------
Net Asset Value, End of Period                  $14.36    $14.29         $14.10
                                             ========= =========      =========

Total Return /2/                               5.39%    6.45%         2.11% /3/

Ratios/Supplemental Data:
 Net assets, end of period (in millions)          $197      $191           $189
 Ratio of expenses to average net assets     .74%  /4/  .64% /4/  .51%  /3/ /4/
 Ratio of net income to average net assets   4.77% /3/  4.88%         3.67% /3/
 Portfolio turnover rate                    34.95% /3/ 45.82%        42.21% /3/

/1/ Commencement of operations.
/2/Calculated without deducting a
 sales charge.  The maximum sales charge
 is 4.75% of the fund's offering price.
/3/Based on operations for the period shown and, accordingly, not representative of a full year's operations.
/4/Had CRMC not waived fees, the fund's
 ratios of expenses to average net assets would have been 0.85%, 0.90%, and 0.73%, respectively, for the periods shown.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Limited Term Tax-Exempt Bond Fund of America

 In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of Limited Term Tax-Exempt Bond Fund of America (the "Fund") at July 31, 1996, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Los Angeles, California
August 30, 1996

Tax Information (unaudited)

All of the distributions paid by the fund during the fiscal year ended July 31, 1996 were exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the calendar year-end information you receive from the fund's transfer agent.

                                       PART C

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

 (A) FINANCIAL STATEMENTS:

  Included in Prospectus - Part A
   Financial Highlights

  Included in Statement of Additional Information - Part B
   Investment Portfolio Notes to Financial Statements
   Statement of Assets and Liabilities Per-Share Data and Ratios
   Statement of Operations Report of Independent Accountants
   Statement of Changes in Net Assets

 (B) EXHIBITS:
 1. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 2 on Form N-1A filed 10/4/93).
 2. On file (see SEC file No. 33-66214, Post-Effective Amendment No.1 on Form
N-1A filed   3/24/94).
 3. None.
 4. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 2 on form N-1A filed 10/4/93).
 5. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 1 on Form N-1A filed 9/9/93).
 6. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 1 on Form N-1A filed 9/9/93).
 7. None.
 8. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 1 on Form N-1A filed 9/9/93).
 9. On file (see SEC file No. 33-66214, Post-Effective Amendment No. 3 on form N-1A filed 9/28/95).
 10. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 2 on Form N-1A filed 10/4/93).
 11. Consent of Independent Accountants.
 12. None.
 13. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 2 on Form N-1A filed 10/4/93).
 14. On file (see SEC file No. 33-66214, initial Registration Statement on Form N-1A filed 7/19/93).
 15. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 1 on Form N-1A filed 9/9/93).
 16. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
 None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
 As of July 31, 1996

                                 Number of

Title of Class                   Record Holders





Shares of beneficial
                                 5,004

interest (no par value)


ITEM 27. INDEMNIFICATION.

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custon Insurance Company, and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities.

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with resect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  The fund will comply with the indemnification requirements contained in the 1940 Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).
In addition, indemnification by the Trust shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, the fund has undertaken to the staff of the Securities and Exchange Commission that the fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the Investment Company Act of 1940.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 29. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)     (1)                       (2)                        (3)

      NAME AND PRINCIPAL         POSITIONS AND OFFICES       POSITIONS AND OFFICES
       BUSINESS ADDRESS            WITH UNDERWRITER           WITH REGISTRANT



#     David A. Abzug             Assistant Vice President    None



      John A. Agar               Regional Vice President     None
       1501 N. University Drive,
      Suite 227A
       Little Rock, AR  72207



      Robert B. Aprison          Regional Vice President     None
       2983 Bryn Wood Drive
       Madison, WI 53711



&     Richard Armstrong          Assistant Vice President    None



*     William W. Bagnard         Vice President              None



      Steven L. Barnes           Vice President              None
       8000 Town Line Avenue South
       Suite 204
       Minneapolis, MN 55438



      Michelle A. Bergeron       Regional Vice President     None
      4160 Gateswalk Drive
      Smyrna, GA  30080



      Joseph T. Blair            Vice President              None
       27 Drumlin Road
       West Simsbury, CT 06092



      John A. Blanchard          Regional Vice President     None
      6421 Aberdeen Road
      Mission Hills, KS  66208



      Ian B. Bodell              Senior Vice President       None
       3100 West End Ave., Ste 870
       Nashville, TN 37215



      Michael L. Brethower       Vice President              None
       108 Hagen Court
       Georgetown, TX 78628



      C. Alan Brown              Regional Vice President     None
       4619 McPherson Avenue
       St. Louis, MO  63108



*     Daniel C. Brown            Senior Vice President       None

@     J. Peter Burns             Vice President              None



      Brian C. Casey             Regional Vice President     None
       9508 Cable Drive
       Kensington, MD  20895



      Victor C. Cassato          Vice President              None
       609 W. Littleton Blvd., Ste 310
      Littleton, CO  80120



      Christopher J. Cassin      Vice President              None
      111 W. Chicago Avenue
      Suite G3
      Hinsdale, IL  60521



      Denise M. Cassin           Regional Vice President     None
      1301 Stoney Creek Drive
      San Ramon, CA  94538



*     Larry P. Clemmensen        Director and Treasurer      None



*     Kevin G. Clifford          Director and Senior Vice President   None



      Ruth M. Collier            Vice President              None
       145 West 67th Street, #12K
       New York, NY  10023



      Thomas E. Cournoyer        Vice President              None
       2333 Granada Boulevard
       Coral Gables, FL  33134



      Douglas A. Critchell       Vice President              None
      4116 Woodbine Street
      Chevy Chase, MD  20815



*     Carl D. Cutting            Vice President              None



+     Charline Dawkins           Assistant Vice President    None



      Michael A. Dilella         Vice President              None
       P.O. Box 661
       Ramsey, NJ  07446



      G. Michael Dill            Senior Vice President       None
      505 E. Main Street
      Jenks, OK  74037



      Kirk D. Dodge              Regional Vice President     None
       2617 Salisbury Road
       Ann Arbor, MI  48103



      Peter J. Doran             Senior Vice President       None
       1205 Franklin Avenue
       Garden City, NY 11530

*     Michael J. Downer          Secretary                   Vice President



      Robert W. Durbin           Vice President              None
       74 Sunny Lane
       Tiffin, OH 44883



+     Lloyd G. Edwards           Vice President              None



*     Paul H. Fieberg            Senior Vice President       None



      John Fodor                 Regional Vice President     None
      15 Latisquama Road
      Southborough, MA  01772



*     Mark P. Freeman, Jr.       Director and President      None



      Clyde E. Gardner           Vice President              None
       Route 2, Box 3162
       Osage Beach, MO 65065



#     Evelyn K. Glassford        Vice President              None



      Jeffrey J. Greiner         Regional Vice President     None
       5898 Heather Glen Court
       Dublin, OH  43017



*     Paul G. Haaga, Jr.         Director                    Chairman of the Board



      David E. Harper            Vice President              None
       R.D. 1, Box 210, Rte. 519
       Frenchtown, NJ 08825



      Ronald R. Hulsey           Regional Vice President     None
       6744 Avalon
       Dallas, TX 75214



      Robert S. Irish            Regional Vice President     None
      1225 Vista Del Mar Drive
      Delray Beach, FL  33483



*     Michael J. Johnston        Chairman of the Board       None



*     Robert L. Johansen         Vice President and Controller   None

#     Damien Jordan              Senior Vice President       None



      V. John Kriss              Senior Vice President       None
      P.O. Box 274
      Surfside, CA  90743

      Arthur J. Levine           Vice President              None
       12558 Highlands Place
       Fishers, IN 46038



#     Karl A. Lewis              Assistant Vice President    None



      T. Blake Liberty           Regional Vice President     None
       12585-E East Tennessee Circle
       Aurora, CO  80012



*     Lorin E. Liesy             Assistant Vice President    None



*     Susan G. Lindgren          Vice President - Institutional Investment Services Division   None



      Stephen A. Malbasa         Regional Vice President     None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110



      Steven M. Markel           Vice President              None
       5241 S. Race Street
       Littleton, CO  80121



*     John C. Massar             Director and Senior Vice President   None



*     E. Lee McClennahan         Senior Vice President       None



      Laurie B. McCurdy          Regional Vice President     None
      3500 W. Camino de Urania
      Tucson, AZ  85741



&     John V. McLaughlin         Senior Vice President       None



      Terry W. McNabb            Vice President              None
       2002 Barrett Station Road
       St. Louis, MO 63131



*     R. William Melinat         Vice President - Institutional   None
                                 Investment Services Division



      David R. Murray            Regional Vice President     None
       25701 S.E. 32nd Place
       Issaquah, WA 98029



      Stephen S. Nelson          Vice President              None
       7215 Trevor Court
       Charlotte, NC 28226

      William E. Noe             Regional Vice President     None
      304 River Oaks Road
      Brentwood, TN  37027



      Peter A. Nyhus             Regional Vice President     None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372



      Eric P. Olson              Regional Vice President     None
       62 Park Drive
       Glenview, IL 60025



      Fredric Phillips           Regional Vice President     None
       32 Ridge Avenue
       Newton Centre, MA  02161



#     Candance D. Pilgrim        Assistant Vice President    None



      Carl S. Platou             Regional Vice President     None
       4021 96th Avenue, S.E.
       Mercer Island, WA 98040



*     John O. Post, Jr.          Vice President              None



      Steven J. Reitman          Vice President              None
       212 The Lane
       Hinsdale, IL  60521



      Brian A. Roberts           Regional Vice President     None
       12025 Delmahoy Drive
       Charlotte, NC  28277



      George S. Ross             Vice President              None
       55 Madison Avenue
       Morristown, NJ 07960



*     Julie D. Roth              Vice President              None



*     James F. Rothenberg        Director                    None



      Douglas F. Rowe            Regional Vice President     None
      30309 Oak Tree Drive
       Georgetown, TX 78628



*     Christopher S. Rowey       Regional Vice President     None



      Dean B. Rydquist           Vice President              None
       1080 Bay Pointe Crossing
       Alpharetta, GA 30202



      Richard R. Samson          Vice President              None
       4604 Glencoe Avenue, Suite 4
       Marina del Rey, CA 90292



      Joseph D. Scarpitti        Regional Vice President     None
      31465 St. Andrews
      Westlake, OH  44145



*     Daniel B. Seivert          Assistant Vice President    None



*     R. Michael Shanahan         Director                   None



      David W. Short             Director and Senior Vice President   None
      1000 RIDC Plaza
      Suite 212
      Pittsburgh, PA  15238



*     Victor S. Sidhu            Vice President - Institutional   None
                                 Investment Services Division



      William P. Simon, Jr.      Vice President              None
       554 Canterbury Lane
       Berwyn, PA 19312



*     John C. Smith              Assistant Vice President -   None
                                 Institutional Investment Services Division



*     Mary E. Smith              Assistant Vice President - Institutional Investment Services Division   None



      Rodney G. Smith            Regional Vice President     None
       2350 Lakeside Blvd., #850
       Richardson, TX 75082



      Nicholas D. Spadaccini     Regional Vice President     None
       855 Markley Woods Way
       Cincinnati, OH 45230



      Daniel S. Spradling        Senior Vice President       None
       #4 West Fourth Ave, Ste 406
       San Mateo, CA  94402

      Thomas A. Stout            Regional Vice President     None
      12913 Kendale Lane
      Bowie, MD  20715



      Craig R. Strauser          Regional Vice President     None
       17040 Summer Place
       Lake Oswego, OR 97035



      Francis N. Strazzeri       Regional Vice President     None
       31641 Saddletree Drive
       Westlake Village, CA 91361



*     Drew W. Taylor             Assistant Vice President    None



&     James P. Toomey            Assistant Vice President    None



+     Christopher E. Trede       Assistant Vice President    None



      George F. Truesdail        Vice President              None
       400 Abbotsford Court
       Charlotte, NC 28270



      Scott W. Ursin-Smith       Regional Vice President     None
       606 Glenwood Avenue
       Mill Valley, CA  94941



@     Andrew J. Ward             Vice President              None



*     David M. Ward              Assistant Vice President - Institutional Investment Services Division   None



      Thomas E. Warren           Regional Vice President     None
       4001 Crockers Lk  Blvd.,#1012
       Sarasota, FL  34238



#     J. Kelly Webb              Senior Vice President       None



      Gregory J. Weimer          Regional Vice President     None
       125 Surrey Drive
       Canonsburg, PA  15317



#     Timothy W. Weiss           Director                    None



**    N. Dexter Williams         Vice President              None



      Timothy J. Wilson          Regional Vice President     None
       113 Farmview Place
       Venetia, PA  15367



#     Laura Wimberly             Assistant Vice President    None



@     Marshall D. Wingo          Director and Senior Vice President   None



*     Robert L. Winston          Director and Senior Vice President    None



      William R. Yost            Regional Vice President     None
       9320 Overlook Trail
       Eden Prairie, MN  55347



      Janet M. Young             Regional Vice President     None
       1616 Vermont
       Houston, TX  77006



      Scott D. Zambon            Regional Vice President     None
      209 Robinson Drive
      Tustin Ranch, CA  92782


_______________________
* Business Address, 333 South Hope Street, Los Angeles, CA  90071

**  Business Address, Four Embarcadero Center, Suite 1800, San Francisco, CA
94111

# Business Address, 135 South State College Blvd., Brea, CA  92821

& Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230

@  Business Address, 5300 Robin Hood Road, Norfolk, VA  23513

+ Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240

% Business Address, 3000 K. Street, Suite 230, Washington, D.C. 20007-5124

 (c)  None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32. UNDERTAKINGS.

 (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 25th day of November, 1996.

   LIMITED TERM TAX-EXEMPT BOND
   FUND OF AMERICA
   By/s/  Paul G. Haaga, Jr.
         (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 25, 1995, by the following persons in the capacities indicated.

         SIGNATURE                                      TITLE

(1)      Principal Executive Officer:

         /s/ Abner D. Goldstine                         President and Trustee
            (Abner D. Goldstine)

(2)      Principal Financial Officer and
         Principal Accounting Officer:

         /s/ Anthony W. Hynes, Jr.                      Treasurer
            (Anthony W. Hynes, Jr.)

(3)      Trustees:

         H. Frederick Christie*                         Trustee
         Diane C. Creel/*/                              Trustee
         Martin Fenton, Jr.*                            Trustee
         Leonard R. Fuller/*/                           Trustee

         /s/ Abner D. Goldstine                         President and Trustee
         (Abner D. Goldstine)


         Herbert Hoover III*                            Trustee
         Richard G. Newman*                             Trustee
         Peter C. Valli*                                Trustee

*By  /s/ Julie F. Williams
     Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

     /s/ Michael J. Downer
        (Michael J. Downer)